Credit facilities and loans (Details) - Revolving Credit Facility - SVB Credit Facility - Line of Credit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Aggregate amount (up to)	$ 75,000
Borrowing base calculation, MRR multiplier	600.00%
Interest rate, stated percent	3.50%
Unused capacity commitment fee, percent	0.30%
Minimum liquidity requirement	$ 35,000
Drawn amount		$ 25,000	$ 25,000
Prime Rate
Line of Credit Facility [Line Items]
Basis spread	0.25%